Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,502,394.67

Principal:
Principal Collections	$21,720,374.38
Prepayments in Full	$14,696,891.52
Liquidation Proceeds	$578,321.81
Recoveries	$49,642.78
Sub Total	$37,045,230.49
Collections	$40,547,625.16

Purchase Amounts:
Purchase Amounts Related to Principal	$197,930.45
Purchase Amounts Related to Interest	$429.70
Sub Total	$198,360.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,745,985.31

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,745,985.31
Servicing Fee	$796,099.00	$796,099.00	$0.00	$0.00	$39,949,886.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,949,886.31
Interest - Class A-2 Notes	$96,019.87	$96,019.87	$0.00	$0.00	$39,853,866.44
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$39,661,045.61
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$39,591,593.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,591,593.11
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$39,553,767.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,553,767.69
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$39,523,949.69
Third Priority Principal Payment	$5,266,022.21	$5,266,022.21	$0.00	$0.00	$34,257,927.48
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$34,217,146.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,217,146.98
Regular Principal Payment	$33,310,365.43	$33,310,365.43	$0.00	$0.00	$906,781.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$906,781.55
Residuel Released to Depositor	$0.00	$906,781.55	$0.00	$0.00	$0.00
Total		$40,745,985.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,266,022.21
Regular Principal Payment					$33,310,365.43
Total					$38,576,387.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,576,387.64	$92.89	$96,019.87	$0.23	$38,672,407.51	$93.12
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$38,576,387.64	$28.74	$466,717.12	$0.35	$39,043,104.76	$29.09

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$303,220,648.78	0.7301244	$264,644,261.14	0.6372364
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$922,860,648.78	0.6876551	$884,284,261.14	0.6589105

Pool Information
Weighted Average APR	4.369%	4.360%
Weighted Average Remaining Term	48.84	48.00
Number of Receivables Outstanding	46,796	45,698
Pool Balance	$955,318,799.35	$917,826,555.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$927,642,179.92	$891,284,626.57
Pool Factor	0.7058624	0.6781603

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$13,767,398.34
Yield Supplement Overcollateralization Amount	$26,541,929.12
Targeted Overcollateralization Amount	$33,542,294.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,542,294.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		131	$298,725.50
(Recoveries)		11	$49,642.78
Net Losses for Current Collection Period			$249,082.72
Cumulative Net Losses Last Collection Period			$1,169,361.89
Cumulative Net Losses for all Collection Periods			$1,418,444.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.06%	438	$9,740,525.69
61-90 Days Delinquent	0.08%	34	$717,768.94
91-120 Days Delinquent	0.02%	6	$144,034.60
Over 120 Days Delinquent	0.02%	8	$177,988.33
Total Delinquent Receivables	1.17%	486	$10,780,317.56

Repossession Inventory:
Repossessed in the Current Collection Period		24	$529,506.55
Total Repossessed Inventory		40	$978,593.88

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2907%
Preceding Collection Period			0.3171%
Current Collection Period			0.3191%
Three Month Average			0.3090%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0709%
Preceding Collection Period			0.1004%
Current Collection Period			0.1050%
Three Month Average			0.0921%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer